UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock

Master LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock

Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York,

NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock International Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

BlackRock Master International Portfolio of BlackRock Master LLC	$ 696,356,138

Total Investments (Cost - $674,906,383) – 100.1%	696,356,138
Liabilities in Excess of Other Assets – (0.1)%	(629,260)

Net Assets – 100.0%	$ 695,726,878

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of July 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $696,356,138 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK INTERNATIONAL FUND	JULY 31, 2012	1

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Master International Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Argentina – 1.2%
MercadoLibre, Inc.	128,971	$8,616,553

Belgium – 2.0%
Anheuser-Busch InBev NV	176,073	13,931,425

Brazil – 1.1%
Itau Unibanco Holding SA, Preference Shares	504,760	7,998,027

Canada – 2.7%
Rogers Communications, Inc., Class B	471,377	18,477,170

China – 4.9%
China Construction Bank Corp., Class H	15,002,000	10,080,391
China Life Insurance Co. Ltd., Class H	4,309,000	11,828,566
Dongfeng Motor Group Co. Ltd., Class H	7,812,000	10,784,235
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,198,094	1,330,451

		34,023,643

Czech Republic – 1.1%
Komercni Banka AS	47,009	7,978,179

France – 7.9%
BNP Paribas SA	238,525	8,811,036
Sanofi	439,597	35,865,614
Schneider Electric SA	187,702	10,583,125

		55,259,775

Germany – 4.1%
Daimler AG, Registered Shares	230,770	11,498,196
Linde AG	115,874	17,233,978

		28,732,174

India – 1.9%
ICICI Bank Ltd. - ADR	389,803	13,494,980

Indonesia – 1.6%
PT Bank Rakyat Indonesia Persero Tbk	14,746,000	10,824,503

Israel – 1.3%
Teva Pharmaceutical Industries Ltd. - ADR	224,946	9,198,042

Japan – 6.8%
Nissan Motor Co. Ltd.	2,637,000	24,793,622
NTT DoCoMo, Inc.	13,314	22,255,344

		47,048,966

Netherlands – 1.2%
ING Groep NV CVA (a)	1,291,421	8,495,460

Russia – 1.1%
Sberbank	2,609,833	7,311,672

	Shares	Value
Common Stocks

Singapore – 1.1%
Noble Group Ltd.	8,563,000	$7,345,573

South Korea – 1.9%
LG Chem Ltd.	48,169	13,217,833

Sweden – 2.4%
Hennes & Mauritz AB, B Shares	449,575	16,596,599

Switzerland – 6.9%
Roche Holding AG	142,716	25,271,518
The Swatch Group AG, Bearer Shares	23,379	9,268,309
Zurich Insurance Group AG	61,578	13,666,762

		48,206,589

United Kingdom – 29.7%
BG Group Plc	1,183,427	23,296,093
British Sky Broadcasting Group Plc	1,833,124	20,447,867
HSBC Holdings Plc	1,814,694	15,160,156
Imperial Tobacco Group Plc	886,368	34,395,282
Reckitt Benckiser Group Plc	401,306	22,022,784
Rio Tinto Plc	399,326	18,389,714
Royal Dutch Shell Plc, B Shares	732,027	25,751,046
Tullow Oil Plc	457,038	9,199,162
Vodafone Group Plc	13,300,768	38,065,935

		206,728,039

United States – 9.3%
Activision Blizzard, Inc.	989,854	11,907,944
Agilent Technologies, Inc.	367,220	14,060,854
Avon Products, Inc.	545,468	8,449,299
Google, Inc., Class A (a)	21,760	13,773,427
Liberty Global, Inc., Class A (a)	155,653	8,215,365
Veeco Instruments, Inc. (a)	242,486	8,659,175

		65,066,064

Total Long-Term Investments
(Cost – $ 608,958,797) – 90.2%		628,551,266

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	60,309,288	60,309,288

Total Short-Term Securities
(Cost – $ 60,309,288) – 8.7%		60,309,288

BLACKROCK MASTER INTERNATIONAL PORTFOLIO	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Master International Portfolio (Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $669,268,085*) – 98.9%	$688,860,554
Other Assets Less Liabilities – 1.1%	7,495,584

Net Assets – 100.0%	$696,356,138

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$688,598,898

Gross unrealized appreciation	$43,280,230
Gross unrealized depreciation	(43,018,574)

Net unrealized appreciation	$261,656

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	24,233,486	36,075,802	60,309,288	$32,419

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	US Dollar

BLACKROCK MASTER INTERNATIONAL PORTFOLIO	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Master International Portfolio

•	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	3,507,730	HKD	27,203,849	Goldman Sachs Group, Inc.	8/01/12	$(317)
EUR	3,424,407	USD	4,202,089	Goldman Sachs Group, Inc.	8/02/12	11,300
USD	1,233,075	HKD	9,561,263	Goldman Sachs Group, Inc.	8/02/12	111
IDR	28,203,983,624	USD	2,978,057	Brown Brothers Harriman & Co.	8/03/12	1,762
JPY	471,292,540	USD	6,032,205	State Street Corp.	8/03/12	340
USD	14,573,108	CHF	14,262,700	Citigroup Inc.	8/03/12	(35,825)
CHF	13,964,944	JPY	1,116,211,000	Citigroup Inc.	8/16/12	28,094
JPY	2,211,386,000	CHF	26,107,837	Goldman Sachs Group, Inc.	8/16/12	1,543,089
AUD	13,265,000	USD	13,463,909	JPMorgan Chase & Co.	10/18/12	395,857

Total	$1,944,411

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

BLACKROCK MASTER INTERNATIONAL PORTFOLIO	JULY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$8,616,553	–	–	$8,616,553
Belgium	–	$13,931,425	–	13,931,425
Brazil	7,998,027	–	–	7,998,027
Canada	18,477,170	–	–	18,477,170
China	–	34,023,643	–	34,023,643
Czech
Republic	–	7,978,179	–	7,978,179
France	–	55,259,775	–	55,259,775
Germany	–	28,732,174	–	28,732,174
India	13,494,980	–	–	13,494,980
Indonesia	–	10,824,503	–	10,824,503
Israel	9,198,042	–	–	9,198,042
Japan	–	47,048,966	–	47,048,966
Netherlands	–	8,495,460	–	8,495,460
Russia	–	7,311,672	–	7,311,672
Singapore	–	7,345,573	–	7,345,573
South Korea	–	13,217,833	–	13,217,833
Sweden	–	16,596,599	–	16,596,599
Switzerland	–	48,206,589	–	48,206,589
United Kingdom	–	206,728,039	–	206,728,039
United States	65,066,064	–	–	65,066,064
Short-Term Securities	60,309,288	–	–	60,309,288
Total	$183,160,124	$505,700,430	–	$688,860,554

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$1,980,553	–	$1,980,553
Liabilities:
Foreign currency exchange contracts	–	(36,142)	–	(36,142)
Total	–	$1,944,411	–	$1,944,411

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO	JULY 31, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 25, 2012